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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569


                      Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  January 31

Date of reporting period:  April 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


     Pioneer Ibbotson Moderate Allocation Fund
     SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)


      Shares                                                 Value

                     MUTUAL FUNDS - 93.7%
                     PIONEER FUNDS - 93.7%
     581,239         Pioneer Bond Fund Class Y              $     5,370,644

      50,665         Pioneer Emerging Markets Fund Class Y    991,007

     127,645         Pioneer Fund Class Y                   5,182,400

     217,928         Pioneer High Yield Fund Class Y        2,381,956

     215,593         Pioneer International Equity Fund Clas 4,374,385

     142,897         Pioneer Mid-Cap Value Fund Class Y     3,583,845

     131,628         Pioneer Oak Ridge Large Cap Growth Fun 1,594,017

      61,432         Pioneer Real Estate Shares Fund Class  1,460,846

     312,378         Pioneer Research Fund Class Y          2,795,785

      26,742         Pioneer Small Cap Value Fund Class Y     791,023

     604,640         Pioneer Short Term Income Fund Class Y 5,961,748

     183,668         Pioneer Value Fund Class Y             3,195,817



     TOTAL INVESTMENTS IN SECURITIES - 93.7%                $   37,683,473
     (Cost $37,981,008)(a)
     OTHER ASSETS AND LIABILITIES - 6.3%                   2,517,165
     TOTAL NET ASSETS - 100.0%                              $   40,200,638




     (a)    At April 30, 2005, the net unrealized loss on investments based on cost for federal tax purposes of $37,981,008 was as follows:
             Aggregate gross unrealized gain for all investments in which there is an
             an excess of value over tax cost               $        132,090
             Aggregate gross unrealized loss for all investments in which there is an
             an excess of tax cost over value               (429,625)
            Net unrealized loss                             $       (297,535)



     Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2005 aggregated $38,992,446 and $999,330, respectively.

     Pioneer Ibbotson Growth Allocation Fund
     SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)


      Shares                                                   Value

                     MUTUAL FUNDS - 99.4%
                     PIONEER FUNDS - 99.4%
      461,525        Pioneer Bond Fund Class Y                $     4,264,493

       97,941        Pioneer Emerging Markets Fund Class Y    1,915,727

      133,407        Pioneer Fund Class Y                     5,416,315

      119,325        Pioneer High Yield Fund Class Y          1,304,226

      284,270        Pioneer International Equity Fund Class  5,767,832

      199,871        Pioneer Mid-Cap Value Fund Class Y       5,012,773

      127,956        Pioneer Oak Ridge Large Cap Growth Fund  1,549,545

       87,937        Pioneer Real Estate Shares Fund Class Y  2,091,136

      303,095        Pioneer Research Fund Class Y            2,712,703

       38,725        Pioneer Small Cap Value Fund Class Y     1,145,490

      392,683        Pioneer Short Term Income Fund Class Y   3,871,855

      245,349        Pioneer Value Fund Class Y               4,269,079



     TOTAL INVESTMENTS IN SECURITIES - 99.4%                  $   39,321,174
     (Cost $39,707,160)(a)
     OTHER ASSETS AND LIABILITIES - 0.6%                       241,173
     TOTAL NET ASSETS - 100.0%                                $   39,562,347




     (a)    At April 30, 2005, the net unrealized loss on investments based on cost for federal tax purposes of $39,707,160 was as follows:
             Aggregate gross unrealized gain for all investments in which there is an
             an excess of value over tax cost                 $          88,313
             Aggregate gross unrealized loss for all investments in which there is an
             an excess of tax cost over value                 (474,299)
             Net unrealized loss                              $       (385,986)



     Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2005 aggregated $40,186,039 and $477,147, respectively.








     Pioneer Ibbotson Aggressive Allocation Fund
     SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)


      Shares                                                        Value

                    MUTUAL FUNDS - 99.7%
                    PIONEER FUNDS - 99.7%
     236,423        Pioneer Bond Fund Class Y                    $            2,184,551

      66,381        Pioneer Emerging Markets Fund Class Y           1,298,411

      75,259        Pioneer Fund Class Y                            3,055,495

     213,701        Pioneer International Equity Fund Class Y       4,335,988

     129,797        Pioneer Mid-Cap Value Fund Class Y              3,255,301

      72,131        Pioneer Oak Ridge Large Cap Growth Fund Clas      873,510

      68,363        Pioneer Real Estate Shares Fund Class Y         1,625,674

     170,813        Pioneer Research Fund Class Y                   1,528,777

      36,416        Pioneer Small Cap Value Fund Class Y            1,077,172

     175,924        Pioneer Value Fund Class Y                      3,061,084



     TOTAL INVESTMENTS IN SECURITIES - 99.7%                     $          22,295,963
     (Cost $22,532,167)(a)
     OTHER ASSETS AND LIABILITIES - 0.3%                              66,893
     TOTAL NET ASSETS - 100.0%                                   $          22,362,856





     (a)    At April 30, 2005, the net unrealized loss on investments based on cost for federal tax purposes of $22,532,167 was as follows:
             Aggregate gross unrealized gain for all investments in which there is an
             an excess of value over tax cost                    $                 52,551
             Aggregate gross unrealized loss for all investments in which there is an
             an excess of tax cost over value                       (288,755)
             Net unrealized loss                                 $              (236,204)



     Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2005 aggregated $22,765,986 and $232,964, respectively.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 28, 2005

* Print the name and title of each signing officer under his or her signature.